PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Jun. 30, 2025
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	June 30,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	US Dollars
Motor vehicles	¥3,699,101	¥3,665,426	$511,674
Office equipment and fixtures	1,405,076	1,368,950	191,098
Production equipment	31,231,574	30,938,857	4,318,898
Leasehold improvement	2,260,000	2,260,000	315,484
Total cost	38,595,751	38,233,233	5,337,154
Less: accumulated depreciation	(15,515,349)	(18,072,448)	(2,522,816)
Less: accumulated impairment	(942,462)	(174,150)	(24,310)
Property and equipment, net	¥22,137,940	¥19,986,635	$2,790,027